UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 09/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A	233,100	$2,762,235
Australia — 2.2%
Atlas Iron Ltd.	2,466,800	2,010,813
Bank of Queensland Ltd.	807,500	8,146,944
Iluka Resources Ltd.	236,400	2,535,206
Mirvac Group	3,215,384	5,227,214
Orocobre Ltd. (a)	1,980,757	4,220,505
Pancontinental Oil & Gas NL (a)	14,339,300	923,022

		23,063,704
Belgium — 1.5%
Ageas	127,900	5,182,671
Befimmo	74,523	5,160,866
Mobistar SA	317,500	5,396,911

		15,740,448
Canada — 4.7%
Africa Oil Corp. (a)(b)	2,482,800	19,716,814
Agnico Eagle Mines Ltd.	58,900	1,559,083
Cathedral Energy Services Ltd.	652,500	3,262,342
Detour Gold Corp. (a)(b)	298,100	2,526,492
Diagnocure, Inc. (a)(c)	4,934,180	1,197,558
Dollarama, Inc.	54,600	4,437,227
Halogen Software, Inc. (a)	224,700	3,054,027
Lundin Mining Corp. (a)(b)	894,100	3,932,113
Painted Pony Petroleum Ltd. (a)(b)	382,025	2,996,711
Torex Gold Resources, Inc. (a)	1,139,800	1,471,709
Trevali Mining Corp. (a)	1,236,423	1,032,303
Trevali Mining Corp.	3,211,000	2,546,854

		47,733,233
China — 0.3%
51job, Inc., — ADR (a)	28,400	2,039,688
Parkson Retail Group Ltd. (b)	2,904,500	1,221,288

		3,260,976
Denmark — 2.9%
ALK-Abello A/S	26,500	2,523,535
Pandora A/S	165,900	6,851,940
Vestas Wind Systems A/S (a)(b)	814,660	20,519,674

		29,895,149
Finland — 0.4%
Ramirent Oyj	316,150	3,849,876
France — 2.2%
Eurofins Scientific	23,975	6,041,827
GameLoft SE (a)(b)	776,183	8,211,466
Saft Groupe SA	300,300	8,280,563

		22,533,856
Germany — 4.0%
Aareal Bank AG (a)	268,789	8,400,375
Celesio AG	395,238	8,894,063
GEA Group AG	78,850	3,240,682
Gerresheimer AG	80,100	4,795,482
Rheinmetall AG	97,100	5,566,895
Symrise AG	95,900	4,247,985
Wacker Chemie AG	55,900	5,518,931

		40,664,413
Hong Kong — 1.6%
Chow Sang Sang Holdings International Ltd.	1,611,000	4,678,684
Clear Media Ltd.	2,525,000	1,660,349
Daphne International Holdings Ltd. (b)	5,200,300	3,176,067
Ming Fai International Holdings Ltd.	8,195,100	866,435
Shimao Property Holdings Ltd. (b)	2,684,500	6,177,994

		16,559,529
India — 1.0%
Bank of Baroda	252,400	1,992,396
Container Corp. of India	174,750	2,001,788
DEN Networks Ltd. (a)	701,367	1,871,487
Zee Entertainment Enterprises Ltd.	1,286,200	4,699,817

		10,565,488
Indonesia — 0.4%
Tower Bersama Infrastructure Tbk PT (a)	7,784,276	3,932,172
Ireland — 1.9%
Mallinckrodt PLC (a)	259,572	11,444,529
Ryanair Holdings PLC — ADR	165,196	8,216,849

		19,661,378
Israel — 0.8%
Enzymotec, Ltd. (a)	212,569	3,518,017
SodaStream International Ltd. (a)(b)	79,500	4,960,005

		8,478,022
Italy — 1.5%
Maire Tecnimont SpA (a)	642,100	1,318,634
Mediolanum SpA	1,114,100	8,115,291
Unipol Gruppo Finanziario SpA	1,332,900	5,908,661

		15,342,586
Japan — 3.1%
Asics Corp.	228,850	3,955,053
Bit-isle, Inc. (b)	178,100	1,525,188
Credit Saison Co. Ltd.	84,200	2,292,896
Don Quijote Co. Ltd.	99,800	6,255,446

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Hisaka Works Ltd.	220,000	$2,100,346
NGK Insulators Ltd.	252,400	3,845,418
Nippon Yusen KK	1,970,000	6,247,363
Rohm Co. Ltd.	129,200	5,327,793

		31,549,503
Malaysia — 0.2%
AirAsia Bhd	2,978,600	2,339,279
Netherlands — 0.5%
Koninklijke Boskalis Westminster NV	126,297	5,598,043
Norway — 2.0%
DNO International ASA (a)	2,909,450	6,459,717
Electromagnetic GeoServices (a)(b)	2,000,079	2,506,934
Hoegh Liquified Natural Gas Holdings Ltd. (a)	635,100	4,837,248
Storebrand ASA (a)	1,285,100	7,122,651

		20,926,550
Singapore — 0.7%
Avago Technologies Ltd.	161,400	6,959,568
South Korea — 0.8%
Daum Communications Corp.	44,146	3,810,091
Kangwon Land, Inc.	158,270	4,195,988

		8,006,079
Spain — 1.0%
Bankinter SA	1,018,400	5,485,030
Laboratorios Farmaceuticos Rovi SA	486,062	5,247,402

		10,732,432
Switzerland — 3.6%
Aryzta AG	152,077	10,164,305
OC Oerlikon Corp. AG (a)	272,100	3,645,712
Straumann Holding AG, Registered Shares	40,800	7,413,048
Sulzer AG, Registered Shares	40,850	6,324,695
Swiss Life Holding, Registered Shares AG (a)	48,500	9,183,659

		36,731,419
Thailand — 0.1%
Mermaid Maritime PCL	3,923,805	891,536
United Arab Emirates — 0.6%
Polarcus Ltd. (a)(b)	9,013,991	5,742,577
United Kingdom — 6.8%
APR Energy PLC (b)	336,196	5,287,564
Babcock International Group PLC	414,300	8,016,678
Bahamas Petroleum Co. PLC (a)	15,651,234	1,145,268
BowLeven PLC (a)	3,715,100	3,406,063
Crest Nicholson Holdings PLC (a)	1,075,300	5,774,248
easyJet PLC	291,516	6,023,785
Filtrona PLC	176,381	2,138,495
Inchcape PLC	515,900	5,093,772
Intertek Group PLC	98,800	5,291,020
London Stock Exchange Group PLC	201,700	5,017,532
Manchester United PLC, Class A (a)	136,232	2,366,350
Michael Page International PLC	667,000	5,322,215
Monitise PLC (a)	2,203,200	2,030,455
Ophir Energy PLC (a)	865,809	4,667,017
Rexam PLC	846,334	6,595,139
Sirius Minerals PLC (a)(b)	6,842,100	1,103,238
WANdisco PLC (a)	48,037	882,657

		70,161,496
United States — 54.6%
Abercrombie & Fitch Co., Class A	192,227	6,799,069
Albemarle Corp.	116,000	7,301,040
Alpha Natural Resources, Inc. (a)	561,400	3,345,944
American Superconductor Corp. (a)(b)	265,800	621,972
Apollo Group, Inc., Class A (a)	283,678	5,903,339
ARRIS Group, Inc. (a)	348,500	5,945,410
Axiall Corp.	146,864	5,549,991
Bankrate, Inc. (a)(b)	350,067	7,200,878
BBCN Bancorp, Inc.	325,700	4,481,632
Bill Barrett Corp. (a)(b)	205,300	5,155,083
Bravo Brio Restaurant Group, Inc. (a)	232,500	3,510,750
Celanese Corp., Series A	118,300	6,245,057
Children’s Place Retail Stores, Inc. (a)	75,100	4,345,286
Constant Contact, Inc. (a)(b)	525,455	12,448,029
Covanta Holding Corp.	225,250	4,815,845
Covisint Corp. (a)	27,235	348,336
DDR Corp.	219,400	3,446,774
Deckers Outdoor Corp. (a)	94,800	6,249,216
Dendreon Corp. (a)(b)	1,077,076	3,155,833
Discover Financial Services	111,600	5,640,264
Dorian LPG Ltd.	860,940	2,040,227
Drew Industries, Inc.	69,351	3,158,244
DSP Group, Inc. (a)	520,749	3,671,280
E*Trade Financial Corp. (a)	289,700	4,780,050
Edwards Lifesciences Corp. (a)	149,545	10,412,818
Electronic Arts, Inc. (a)	202,100	5,163,655
Elizabeth Arden, Inc. (a)(b)	57,600	2,126,592
Emerald Oil, Inc. (a)	263,500	1,894,565
F5 Networks, Inc. (a)(b)	95,700	8,207,232
Flowers Foods, Inc.	209,400	4,489,536
Foot Locker, Inc.	131,500	4,463,110
Forest City Enterprises, Inc., Class A (a)	298,133	5,646,639

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (concluded)
Francesca’s Holdings Corp. (a)		187,500	$3,495,000
Fresh Market, Inc. (a)		49,365	2,335,458
Gogo, Inc. (a)(b)		458,800	8,152,876
Greenhill & Co., Inc.		49,200	2,454,096
Hanesbrands, Inc.		44,919	2,798,903
HD Supply Holdings, Inc. (a)		311,600	6,845,852
Helix Energy Solutions Group, Inc. (a)		205,600	5,216,072
Hospira, Inc. (a)		288,092	11,298,968
IDEX Corp.		132,050	8,616,262
Informatica Corp. (a)		114,300	4,454,271
ING US, Inc.		32,075	936,911
Insys Therapeutics, Inc. (a)		321,357	11,244,281
j2 Global, Inc. (b)		148,100	7,333,912
Kennametal, Inc.		76,700	3,497,520
The KEYW Holding Corp. (a)(b)		266,100	3,579,045
Kindred Healthcare, Inc.		424,741	5,704,272
Kraton Performance Polymers, Inc. (a)		216,300	4,237,317
LKQ Corp. (a)		165,126	5,260,914
MannKind Corp. (a)(b)		660,902	3,767,141
Manpower, Inc.		59,900	4,357,126
Merit Medical Systems, Inc. (a)(b)		727,974	8,830,325
Mistras Group, Inc. (a)		115,100	1,956,700
Monotype Imaging Holdings, Inc.		165,794	4,751,656
MSCI, Inc. (a)		177,500	7,146,150
Myriad Genetics, Inc. (a)(b)		370,468	8,705,998
Nordson Corp.		97,600	7,186,288
NorthWestern Corp.		68,300	3,068,036
Nuance Communications, Inc. (a)		81,488	1,523,418
NuVasive, Inc. (a)(b)		248,344	6,081,945
Oasis Petroleum, Inc. (a)		169,900	8,347,187
OfficeMax, Inc.		482,557	6,171,904
OSI Systems, Inc. (a)		103,300	7,692,751
Pennsylvania Real Estate Investment Trust		286,003	5,348,256
Pinnacle Financial Partners, Inc. (a)		279,400	8,328,914
Pinnacle Foods, Inc.		116,400	3,081,108
PMC — Sierra, Inc. (a)		937,200	6,204,264
PNM Resources, Inc.		253,200	5,729,916
Prestige Brands Holdings, Inc. (a)		110,165	3,318,170
PrivateBancorp, Inc.		322,400	6,899,360
Procera Networks, Inc. (a)(b)		255,900	3,963,891
Proofpoint, Inc. (a)		311,100	9,992,532
PVH Corp.		41,800	4,961,242
Rock-Tenn Co., Class A		34,500	3,493,815
Rouse Properties, Inc.		470,969	9,692,542
SciQuest, Inc. (a)(b)		266,486	5,985,276
Scorpio Tankers, Inc.		323,500	3,157,360
Shutterfly, Inc. (a)		60,400	3,375,152
Silicon Graphics International Corp. (a)		203,000	3,298,750
Silver Bay Realty Trust Corp.		651,232	10,198,293
SM Energy Co.		93,300	7,201,827
Steel Dynamics, Inc.		436,300	7,290,573
Supervalu, Inc. (a)		735,700	6,054,811
Support.com, Inc. (a)		998,306	5,440,768
Synovus Financial Corp.		1,921,200	6,339,960
Tableau Software, Inc., Class A (a)		33,400	2,379,416
Taylor Morrison Home Corp., Class A (a)		93,900	2,126,835
TECO Energy, Inc.		384,300	6,356,322
Teleflex, Inc.		132,997	10,942,993
TIBCO Software, Inc. (a)		382,300	9,783,057
Timken Co.		150,800	9,108,320
Tribune Co. (a)		170,485	10,755,899
Trimble Navigation Ltd. (a)(b)		226,700	6,735,257
Umpqua Holdings Corp.		303,500	4,922,770
Urban Outfitters, Inc. (a)(b)		98,600	3,625,522
Vera Bradley, Inc. (a)(b)		255,800	5,259,248
WebMD Health Corp. (a)		81,000	2,316,600
Webster Financial Corp.		274,100	6,997,773
Western Alliance Bancorp (a)		163,276	3,090,815
Wolverine World Wide, Inc.		26,700	1,554,741
Wright Medical Group, Inc. (a)		349,372	9,111,622

			560,036,221
Total Long-Term Investments (Cost — $787,791,011) — 99.7%			1,023,717,768

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)		7,199,299	7,199,299
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (d)(e)(f)	USD	103,409	103,409,290
Total Money Market Funds — 10.8%			110,608,589
Time Deposits	Par (000)
Bank of America N.A., 0.02%, 10/01/13	EUR	386	522,719
Brown Brothers Harriman & Co., 0.01%, 10/02/13	HKD	228	29,165

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
Citibank N.A., 0.01%, 10/01/13	JPY	2,132	21,687

			573,571
Total Short-Term Securities (Cost — $111,182,160) — 10.9%			111,182,160
Total Investments (Cost — $898,973,171*) — 110.6%			1,134,899,928
Liabilities in Excess of Other Assets — (10.6)%			(108,684,803)

Net Assets — 100.0%			$1,026,215,125

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$925,535,230

Gross unrealized appreciation	$276,547,302
Gross unrealized depreciation	(67,182,604)

Net unrealized appreciation	$209,364,698

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2013	Shares Purchased	Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Diagnocure, Inc.	4,934,180	—	—	4,934,180	$1,197,558	—	—

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,123,915	(31,924,616)	7,199,299	$2,068
BlackRock Liquidity Series, LLC, Money Market Series	$98,615,100	$4,794,189	$103,409,289	$403,509

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR AUD	American Depositary Receipts Australian Dollar

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
PCL	Public Company Limited
USD	US Dollar

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	193,000	USD	310,836	Toronto-Dominion Bank	10/01/13	$1,612
USD	318,225	EUR	235,000	Royal Bank of Scotland PLC	10/01/13	305
USD	15,142	SGD	19,000	Barclays Bank PLC	10/01/13	(2)
AUD	471,000	USD	438,812	Deutsche Bank Securities, Inc.	10/02/13	584
EUR	829,000	USD	1,118,893	Credit Suisse Securities (USA) LLC	10/02/13	2,620
EUR	305,000	USD	412,528	JPMorgan Securities, Inc.	10/02/13	92
GBP	320,000	USD	516,515	Credit Suisse Securities (USA) LLC	10/02/13	1,533
USD	29,144	HKD	226,000	BNP Paribas Securities Corp.	10/02/13	5
CAD	57,000	USD	55,329	Royal Bank of Canada	10/03/13	8
GBP	180,000	USD	291,367	Royal Bank of Scotland PLC	10/03/13	35
GBP	260,361	USD	421,571	Deutsche Bank Securities, Inc.	10/03/13	(72)
JPY	44,204,000	USD	449,909	Toronto-Dominion Bank	10/03/13	(202)

Total						$6,518

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$2,762,235	$—	$—	$2,762,235
Australia	923,022	22,140,682	—	23,063,704
Belgium	—	15,740,448	—	15,740,448
Canada	45,186,379	—	2,546,854	47,733,233
China	2,039,688	1,221,288	—	3,260,976
Denmark	9,375,475	20,519,674	—	29,895,149
Finland	—	3,849,876	—	3,849,876
France	8,211,466	14,322,390	—	22,533,856
Germany	—	40,664,413	—	40,664,413
Hong Kong	2,526,784	14,032,745	—	16,559,529
India	2,001,788	8,563,700	—	10,565,488
Indonesia	—	3,932,172	—	3,932,172
Ireland	19,661,378	—	—	19,661,378
Israel	8,478,022	—	—	8,478,022
Italy	1,318,634	14,023,952	—	15,342,586
Japan	—	31,549,503	—	31,549,503
Malaysia	—	2,339,279	—	2,339,279
Netherlands	—	5,598,043	—	5,598,043
Norway	4,837,248	16,089,302	—	20,926,550
Singapore	6,959,568	—	—	6,959,568
South Korea	—	8,006,079	—	8,006,079
Spain	5,247,402	5,485,030	—	10,732,432
Switzerland	—	36,731,419	—	36,731,419
Thailand	—	891,536	—	891,536
United Arab Emirates	—	5,742,577	—	5,742,577
United Kingdom	16,559,325	53,602,171	—	70,161,496
United States	560,036,221	—	—	560,036,221
Short-Term Securities:
Money Market Funds	7,199,299	103,409,290	—	110,608,589
Time Deposits	—	573,571	—	573,571

Total	$703,323,934	$429,029,140	$2,546,854	$1,134,899,928

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$6,794	—	—	$6,794
Liabilities:
Foreign currency exchange contracts	(276)	—	—	(276)

Total	$6,518	—	—	$6,518

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$886,428	—	—	$886,428
Liabilities:
Bank overdraft	—	$(936,130)	—	(936,130)
Collateral on securities loaned at value	—	(103,409,290)		(103,409,290)

Total	$886,428	$(104,345,420)	—	$(103,458,992)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of June 30, 2013, securities with a value of $11,901,925 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of September 30, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period July 1, 2013 to September 30, 2013.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global SmallCap Fund, Inc.

Date: November 25, 2013